Trade Receivables, Net - Transfer of Financial Asset (Detail) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TWD ($)
Receivables Factoring Proceeds [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	€ 12,115		€ 16,691
Receivables Factoring Proceeds [Member] | HSBC [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise			6,773
Receivables Factoring Proceeds [Member] | Citi Bank Taiwan Limited [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise | $							$ 94,471
Receivables Factoring Proceeds [Member] | Standard Chartered Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise | $							$ 53,800
Receivables Factoring Proceeds [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise | $						$ 8,565		$ 6,879
Reclassified to Other Receivables [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred to other receivables	12,081		15,315
Reclassified to Other Receivables [Member] | HSBC [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred to other receivables			6,456
Advances Received But Unused [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	11,475		14,481
Advances Received But Unused [Member] | HSBC [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	€ 34		5,779
Advances Received Used [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received			1,376
Advances Received Used [Member] | HSBC [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received			€ 317
Advances Received Used [Member] | Citi Bank Taiwan Limited [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received | $				$ 94,471
Advances Received Used [Member] | Standard Chartered Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received | $				$ 53,800
Advances Received Used [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received | $		$ 8,565			$ 6,879
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	0.80%	0.80%	0.80%	0.80%	0.80%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | HSBC [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received			1.45%	1.45%	1.45%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | Citi Bank Taiwan Limited [Member] | Maximum [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received			0.95%	0.95%	0.95%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | Citi Bank Taiwan Limited [Member] | Minimum [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received			0.84%	0.84%	0.84%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | Standard Chartered Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received			0.91%	0.91%	0.91%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	1.95%	1.95%	1.95%	1.95%	1.95%